Derivative Financial Instruments (Contract Amounts of Derivative Instruments) (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Foreign Currency Contracts [Member] JPY (¥)	Mar. 31, 2011 Foreign Currency Contracts [Member] USD ($)	Mar. 31, 2010 Foreign Currency Contracts [Member] JPY (¥)	Mar. 31, 2011 Foreign Currency Options [Member] JPY (¥)	Mar. 31, 2011 Foreign Currency Options [Member] USD ($)	Mar. 31, 2010 Foreign Currency Options [Member] JPY (¥)
Interest rate swap agreements	$ 3,427,036	¥ 284,444,000	¥ 297,501,000
Contract amounts of derivative instruments				¥ 211,249,000	$ 2,545,169	¥ 138,283,000	¥ 3,555,000	$ 42,831	¥ 29,143,000